FAIR VALUE DISCLOSURES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Asset Impairment Charges [Abstract]
Collateral dependent loans, carrying amount	$ 18.6	$ 5.5
Collateral dependent loans, valuation allowance	6.8	2.3
Accounts receivable, credit loss expense (reversal)	$ 7.0	$ 0.2	$ 1.1